Information about Geographic Areas - Long-Lived Assets by Geographical Area (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Geographic Area Information [Line Items]
Long-lived assets	$ 1,460,299	$ 1,399,542
United States [Member]
Geographic Area Information [Line Items]
Long-lived assets	1,265,717	1,222,171
Canada [Member]
Geographic Area Information [Line Items]
Long-lived assets	176,621	155,897
Latin America and Caribbean [Member]
Geographic Area Information [Line Items]
Long-lived assets	$ 17,961	$ 21,474